Investment in Associates and joint ventures - Summary of Investments in Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 36
Share of profits/(losses)	(31)	$ 59	[1]	$ 8	[1]
Ending balance	48	36
Investments accounted for using equity method	48	36	[2]
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	89	132
Additions	3	1
Share of profits/(losses)	13	(41)
System Fund share of losses	(3)	(1)
Dividends and distributions	(1)	(1)
Exchange and other adjustments		(1)
Ending balance	101	89		132
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(53)	(55)
Impairment reversal		2
Ending balance	(53)	(53)		$ (55)
Joint ventures [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method	2
Barclay associate [member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method	3
Other associates [Member]
Disclosure of associates and joint ventures [line items]
Investments accounted for using equity method	$ 43	$ 36

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[2]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).